Fair value measurements and financial risk management - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 3,262,478	$ 2,365,505
Liabilities	1,453,988	984,717
Non recurring fair value
Disclosure of fair value measurement of assets [line items]
Assets	78,600	46,210
Liabilities	110,134	4,592
Non recurring fair value | Non-controlling interest redemption and contingent consideration liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	110,134	4,592
Non recurring fair value | Biological assets
Disclosure of fair value measurement of assets [line items]
Assets	78,600	46,210
Non recurring fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	78,600	46,210
Liabilities	110,134	4,592
Non recurring fair value | Level 3 | Non-controlling interest redemption and contingent consideration liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	110,134	4,592
Non recurring fair value | Level 3 | Biological assets
Disclosure of fair value measurement of assets [line items]
Assets	$ 78,600	$ 46,210